VictoryShares Small Cap Free Cash Flow ETF Average Annual Total Returns	12 Months Ended	24 Months Ended		60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	21.02%		13.15%	13.92%	14.29%
Victory U.S. Small Cap Free Cash Flow Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.70%	10.54%
Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	11.10%		8.88%		9.27%
VictoryShares Small Cap Free Cash Flow ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.95%	9.75%	[1]
VictoryShares Small Cap Free Cash Flow ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.64%	9.43%	[1]
VictoryShares Small Cap Free Cash Flow ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	7.47%	[1]

[1]	Inception date is December 20, 2023.